Dreyfus Manager Funds II (the "Registrant")

-Dreyfus Balanced Opportunity Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 30, 2016 (SEC Accession No. 0001224568-16-000041).